Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Statement [Line Items]
Schedule of components of accrued expenses

	March 31, 2023	September 30, 2022

	(in thousands)
Accrued payroll and payroll related liabilities	$3,811	2,904
Accrued bonuses	787	1,208
Taxes payable	685	897
Other accrued expenses	1,636	3,893
Total accrued expenses	$6,919	8,902

Mariadb Corporation Ab
Statement [Line Items]
Schedule of components of accrued expenses

	September 30,	September 30,
	2022	2021

	(in thousands)
Accrued payroll and payroll related liabilities	$2,904	$2,310
Accrued bonuses	1,208	1,206
Taxes payable	897	1,429
Other accrued expenses	3,893	1,236
Accrued interest	—	593
Total accrued expenses	$8,902	$6,774